Summary of significant accounting policies (Policies)	6 Months Ended
Dec. 31, 2024
Summary of significant accounting policies
Basis of preparation

2.1Basis of preparation

The financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) under the historical cost convention, except as disclosed in the accounting policies below.

The preparation of financial statements in conformity with IFRS requires management to exercise its judgement in the process of applying the Group’s accounting policies. It also requires the use of certain critical accounting estimates and assumptions. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in Note 3.

In the current year, the Group has adopted all the new and revised IFRS and Interpretations of IFRS that are relevant to its operations and effective for annual periods beginning on or after July 1, 2024. Changes to the Group’s accounting policies have been made as required, in accordance with the transitional provisions in the respective IFRS and Interpretations of IFRS. The adoption of these new or amended IFRS and Interpretations of IFRS did not result in substantial changes to the Group’s accounting policies and had no material effect on the amounts reported for the current or prior financial years.

IFRS and Interpretations of IFRS issued but not yet effective

Description	Effective for annual periods beginning on or after
Amendments to IAS 21: Lack of Exchangeability	January 1, 2025
Amendments to IFRS 9 and IFRS 7: Amendments to the Classification and Measurement of Financial Instruments	January 1, 2026
Amendments to IFRS 9 and IFRS 7: Contracts referencing Nature-dependent Electricity	January 1, 2026
Annual Improvements to IFRS Accounting Standards—Volume 11	January 1, 2026
IFRS 18: Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19: Subsidiaries without Public Accountability: Disclosures	January 1, 2027

At the date of authorisation of these financial statements, certain IFRS and Interpretations of IFRS were issued but not yet effective. Consequential amendments were also made to various standards as a result of these new/revised standards.

The Group does not intend to early adopt any of the above new/revised standards, interpretations and amendments to the existing standards. Management anticipates that the adoption of the aforementioned revised/new standards will not have a material impact on the financial statements of the Group and Company in the period of their initial adoption.

Change in accounting policy

2.2Change in accounting policy

Assets related to custodian digital assets of customers and liabilities related to custodian digital assets of customers:

On January 30, 2025, the Securities and Exchange Commission (the “SEC”) issued Staff Accounting Bulletin (“SAB”) No. 122 (“SAB 122”). SAB 122 rescinds the previously issued interpretative guidance included within SAB 121 with respect to accounting for obligations to safeguard cryptoassets that an entity holds for its users. SAB 122 directs an entity to apply International Accounting Standard (“IAS”) 37, Provisions, Contingent Liabilities and Contingent Assets, to determine whether an entity has a liability related to risk of loss from an obligation to safeguard cryptoassets for users. The Company has adopted SAB 122 as of December 31, 2024 on a retrospective basis. As a result of the adoption of SAB 122, the Company has derecognized the assets related to custodian digital assets of customers and liabilities related to custodian digital assets of customers, previously recognized in the statements of financial position.

In accordance with IFRS, the periods presented have been retrospectively adjusted to reflect this change, with no impact on the statements of profit or loss and other comprehensive income, or any other components of equity or net assets. The following table shows the changes in presentation in the statements of financial position upon the Company’s change in accounting principle to reflect the derecognition of assets related to custodian digital assets of customers and liabilities related to custodian digital assets of customers:

	June 30, 2024
	As previously
	reported	Adjustment	As adjusted
	US$	US$	US$
Assets related to custodian digital assets of customers	20,892,932	(20,892,932)	—
Liabilities related to custodian digital assets of customers	20,892,932	(20,892,932)	—

Revenue

2.3Revenue

Revenue is measured at the fair value of the consideration received or receivable. Revenue is recognised when services are rendered to the customer. Depending on the terms of the contract and the laws that apply to the contract, service may be provided over time or at a point in time.

Service is provided over time if the Company’s performance: (1) provides all of the benefits received and consumed simultaneously by the customer; or (2) creates and enhances an asset that the customer controls as the Company performs.

If service transfers over time, revenue is recognised over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognised at a point in time when the customer obtains control of the service.

Specifically, the Group uses a five-step approach to recognise revenue:

●	Step 1: Identify the contract(s) with a client
●	Step 2: Identify the performance obligations in the contract
●	Step 3: Determine the transaction price
●	Step 4: Allocate the transaction price to the performance obligations in the contract
●	Step 5: Recognize revenue when (or as) the Company satisfies a performance obligation

The Group recognises revenue when a performance obligation is satisfied, i.e., when “control” of the goods underlying the particular performance obligations is transferred to customers.

The following is a description of the accounting policy for the principal revenue streams of the Company.

On March 12, 2025, the Company completed its business combination with iClick Interactive Asia Group Limited and consolidating its operations under the Amber Premium brand and driving continuous business expansion. Following the merger, Amber Premium will report revenue under the following:

●	Wealth management solutions - revenue is mainly generated from finance income, premiums earned on structured products and agency fees.
●	Execution solutions - revenue mainly includes the transaction fees from execution services as buying and selling cryptocurrencies according to the client’s instructions.
●	Payment solutions - revenue is generated from the conversion fee of fiat on/off-ramp services.

Wealth management solutions (formerly classified as finance income, trading income and advisory fee)

Finance income

The Group enters into arrangements with related parties to purchase cryptocurrency-denoted products which represent fixed interest cryptocurrency deposit at related parties. The deposit is not protected by any insurance and is non-secured, hence the Group may lose some or all of the amount deposited with related parties in extreme market conditions. Upon maturity, the Group receives the same type of cryptocurrency in the same quantity, in principal plus additional interest returns in cryptocurrency. The deposit can be withdrawn on demand and is generally delivered to the Group within 3 working days upon maturity. The nature of the product in essence, is a cryptocurrency lending arrangement. Financing income derived from cryptocurrency lending arrangement is denominated in units of the specific cryptocurrency to related parties and is recognised based on the gross carrying amount over the term of the cryptocurrency lending arrangement using effective interest rate. The term of the cryptocurrency lending arrangement varies from 30 days to 250 days.

Premium – structured cryptocurrency products

The Group generates premium through structured cryptocurrency products offered to clients, including options and “accumulator” / “decumulator” contracts. Revenue arises from premiums received from counterparties and realized gains/losses upon contract exercise or settlement. Under IFRS 15, the Group recognizes premium income at the inception of the contract when the performance obligation is created, as the premiums represent consideration for making the derivative instruments available to clients. Gains or losses arising from contract exercise or settlement are recognized at the point of settlement, measured as the difference between the contractual strike price and the prevailing market price of the underlying cryptocurrency. Revenue is presented gross, reflecting the Group’s role as principal in these transactions.

Agency fee

Agency fee is recognised at a point in time for consultancy service rendered and accepted by customers.

Execution solutions (formerly classified as conversion fees)

The Group earns a transaction fee when customers change or convert digital assets, according to the customers’ requirements.

The Group will charge the customer a predetermined conversion fee, which is based on a fixed percentage of the contract price for each transaction. The conversion fee is a fixed price contract, and the conversion fee is indicated on the contract with customers. Management determined there is only one performance obligation related to conversion fee and revenue is recognised at a point in time upon conversion service is rendered and (1) accepted and acknowledgement by customers indicating acceptance of service or (2) objective evidence of transfer of cryptocurrency into designated wallet specified by the customer or counterparty. Customers typically make payments together with the transaction price i.e. conversion fee will be charged together or deducted from the transaction price. The Group is an agent as the Group provides facilitation services for the transaction entered by the customers.

Payment solutions (formerly classified as conversion fees)

The Group earns a fee when customers transfer or withdraw funds from its proprietary platform, and conversion between fiat currencies and digital assets, according to the customers’ requirements.

The Group will charge the customer a predetermined conversion fee, which is based on a fixed percentage of the contract price for each transaction. The conversion fee is a fixed price contract, and the conversion fee is indicated on the contract with customers. Management determined there is only one performance obligation related to conversion fee and revenue is recognised at a point in time upon conversion service is rendered and (1) accepted and acknowledgement by customers indicating acceptance of service or (2) objective evidence of transfer of cryptocurrency into designated wallet specified by the customer or counterparty. Customers typically make payments together with the transaction price i.e. conversion fee will be charged together or deducted from the transaction price. The Group is an agent to as the Group provides facilitation services for the transaction entered by the customers.

Government grants

2.4Government grants

Grants from the government are recognised as a receivable at their fair value when there is reasonable assurance that the grant will be received and the Group will comply with all the attached conditions.

Government grants receivable are recognised as income over the periods necessary to match them with the related costs which they are intended to compensate for, on a systematic basis. Government grants relating to expenses are shown separately as “other income”.

Basis of consolidation

2.5Basis of consolidation

Consolidation

Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date on that control ceases.

In preparing the consolidated financial statements, transactions, balances and unrealised gains on transactions between group entities are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment indicator of the transferred asset. Accounting policies of subsidiaries have been changed, where necessary, to ensure consistency with the policies adopted by the Group.

Common control

Acquisition of entities under an internal reorganization scheme does not result in any change in economic substance. Accordingly, the consolidated financial statements of the Group are a continuation of the acquired entities and is accounted for as follows:

●	The results of entities are presented as if the internal reorganization occurred from the beginning of the earliest period presented in the financial statements;
●	The Group will consolidate the assets and liabilities of the acquired entities at the pre-combination carrying amounts. No adjustments are made to reflect fair values, or recognize any new assets or liabilities, at the date of the internal reorganization that would otherwise be done under the acquisition method; and
●	No new goodwill is recognized as a result of the internal reorganization. The only goodwill that is recognized is the existing goodwill relating to the combining entities. Any difference between the consideration paid/transferred and the equity acquired is reflected within equity as a merger reserve.

Acquisition

The acquisition method of accounting is used to account for business combinations entered by the Group.

The consideration transferred for the acquisition of a subsidiary or business comprises the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration transferred also includes any contingent consideration arrangement and any pre- existing equity interest in the subsidiary measured at their fair values at the acquisition date.

Acquisition-related costs are expensed as incurred.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date.

On an acquisition-by-acquisition basis, the Group recognises any non-controlling interest in the acquiree at the date of acquisition either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s identifiable net assets.

The excess of (a) the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the (b) fair value of the identifiable net assets acquired is recorded as goodwill.

Disposals

When a change in the Group’s ownership interest in a subsidiary results in a loss of control over the subsidiary, the assets and liabilities of the subsidiary including any goodwill are derecognised. Amounts previously recognised in other comprehensive income in respect of that entity are also reclassified to profit or loss or transferred directly to retained earnings if required by a specific standard.

Any retained equity interest in the entity is remeasured at fair value. The difference between the carrying amount of the retained interest at the date when control is lost and its fair value is recognised in profit or loss.

Subsidiaries

2.6Subsidiaries

Investment in subsidiaries are carried at cost less accumulated impairment losses in the Company’s statement of financial position. On disposal of such investment, the difference between disposal proceeds and the carrying amount of the investment is recognised in profit or loss.

Property, plant and equipment

2.7Property, plant and equipment

All items of property, plant and equipment are initially recorded at cost. Subsequent to recognition, property, plant and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses. The cost of property, plant and equipment includes its purchase price and any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Dismantlement, removal or restoration costs are included as part of the cost of property, plant and equipment if the obligation for dismantlement, removal or restoration is incurred as a consequence of acquiring or using the property, plant and equipment.

The projected cost of dismantlement, removal or restoration is also recognised as part of the cost of property, plant and equipment if the obligation for the dismantlement, removal or restoration is incurred as a consequence of either acquiring the asset or using the asset for purpose other than to produce inventories.

Depreciation is calculated using the straight-line method to allocate depreciable amounts over their estimated useful lives. The estimated useful lives are as follows:

Computer equipment	3 years
Furniture and fittings	3 years
Office equipment	3 years
Leasehold improvement	Over lease term
Lease premise	Over lease term

Fully depreciated property, plant and equipment are retained in the financial statements until they are no longer in use.

The residual values, useful lives and depreciation method are reviewed at the end of each reporting period, and adjusted prospectively, if appropriate.

An item of property, plant and equipment is derecognised upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on derecognition of the asset is included in profit or loss in the year the asset is derecognised.

Intangible assets

2.8Intangible assets

Acquired intangible assets are initially measured at cost. The cost of intangible assets acquired in a business combination is initially measured at their fair value at the acquisition date. Subsequent to initial recognition, the intangible assets are reported at cost less accumulated amortisation and accumulated impairment losses.

Intangible assets with finite useful life are amortised over its useful life, using its straight-line method.

Computer software

Acquired computer software is initially capitalised on the basis of the costs incurred to acquire and prepare the software for its intended use. Direct expenditure which enhances or extends the performance of computer software beyond its specifications and which can be reliably measured is added to the cost of the software. Costs associated with maintaining computer software are recognised as an expense as incurred.

Computer software licences are subsequently carried at cost less accumulated amortisation and accumulated impairment losses. These costs are amortised to profit or loss over their estimated useful lives of 3 years.

Trademark

Trademark is stated at cost less accumulated amortisation and accumulated impairment losses. The cost is amortised over 10 years, which is the shorter of their estimated useful lives and periods of contractual rights.

Goodwill

Goodwill on acquisitions of subsidiaries is included in intangible assets. Goodwill is not amortised, but it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired, and is carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

The amortisation period and amortisation method of intangible assets other than goodwill are reviewed at least at the end of each reporting period. The effects of any revision are recognised in profit or loss when the changes arise.

Impairment of non-financial assets

2.9Impairment of non-financial assets

The Group assesses at each reporting date whether there is an indication that an asset may be impaired. If any indication exists, (or, where applicable, when an annual impairment testing for an asset is required), the Group makes an estimate of the asset’s recoverable amount.

An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s fair value less costs of disposal and its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or group of assets. Where the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

Impairment losses are recognised in profit or loss.

A previously recognised impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognised. If that is the case, the carrying amount of the asset is increased to its recoverable amount. That increase cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognised previously. Such reversal is recognised in profit or loss.

Financial instruments

2.10Financial instruments

Financial assets

Initial recognition and measurement

Financial assets are recognised when, and only when the entity becomes party to the contractual provisions of the instruments.

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (“FVPL”), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.

Trade receivables are measured at the amount of consideration to which the Group expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of a third party, if the trade receivables do not contain a significant financing component at initial recognition.

Subsequent measurement

Debt instruments

Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the contractual cash flow characteristics of the asset. The three measurement categories for classification of debt instruments are amortised cost, fair value through other comprehensive income (“FVOCI”) and FVPL.

At amortised cost

Financial assets that are held for the collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortised cost. Financial assets are measured at amortised cost using the effective interest method, less impairment. Gains and losses are recognised in profit or loss when the assets are derecognised or impaired, and through the amortisation process.

At fair value through other comprehensive income

Financial assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Financial assets measured at FVOCI are subsequently measured at fair value. Any gains or losses from changes in fair value of the financial assets are recognised in other comprehensive income, except for impairment losses, foreign exchange gains and losses and interest calculated using the effective interest method are recognised in profit or loss. The cumulative gain or loss previously recognised in other comprehensive income is reclassified from equity to profit or loss as a reclassification adjustment when the financial asset is derecognised.

At fair value through profit or loss

Assets that do not meet the criteria for amortised cost or FVOCI are measured at FVPL. A gain or loss on a debt instrument that is subsequently measured at FVPL and is not part of a hedging relationship is recognised in profit or loss in the period in which it arises.

Impairment

The Group recognises an allowance for expected credit losses (“ECLs”) for all debt instruments not held at FVPL. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognised in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is recognised for credit losses expected over the remaining life of the exposure, irrespective of timing of the default (a lifetime ECL).

For trade receivables, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognises a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment which could affect debtors’ ability to pay.

The Group considers a financial asset in default when contractual payments are 60 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

Derecognition

A financial asset is derecognised where the contractual right to receive cash flows from the asset has expired. On derecognition of a financial asset in its entirety, the difference between the carrying amount and the sum of the consideration received and any cumulative gain or loss that had been recognised in other comprehensive income for debt instruments is recognised in profit or loss.

Derivatives

A derivative financial instrument is initially recognised at its fair value on the date the contract is entered into and is subsequently carried at its fair value. Fair value changes on derivatives that are not designated or do not qualify for hedge accounting are recognised in profit or loss when the changes arise.

Financial liabilities

Initial recognition and measurement

Financial liabilities are recognised when, and only when, the Group becomes a party to the contractual provisions of the financial instrument. The Group determines the classification of its financial liabilities at initial recognition.

All financial liabilities are recognised initially at fair value plus in the case of financial liabilities not at FVPL, net of directly attributable transaction costs.

Subsequent measurement

After initial recognition, financial liabilities that are not carried at FVPL are subsequently measured at amortised cost using the effective interest method. Gains and losses are recognised in profit or loss when the liabilities are derecognised, and through the amortisation process.

Derecognition

A financial liability is derecognised when the obligation under the liability is discharged or cancelled or expires. On derecognition, the difference between the carrying amounts and the consideration paid is recognised in profit or loss.

Offsetting of financial instruments

Financial assets and liabilities are offset and the net amount reported in the statements of financial position when there is a legally enforceable right to offset and there is an intention to settle on a net basis or realise the asset and settle the liability simultaneously.

Collateral Receivables and collateral payables

2.11Collateral receivables and collateral payables

The Group enters into structured product arrangements with customers that require the customers to pledge crypto assets as collateral. Collateral received from customers are held either in the third-party trust accounts or third-party custodian platforms, which are recorded under “collateral receivables” in the statement of financial position. Crypto assets pledged as collateral are initially measured at fair value on the date of receipt and subsequently re-measured at each reporting date, with changes in fair value recognized in the financial statements. The Group maintains operational control over these assets, including private key access for third-party trust account collateral and monitoring rights for third-party custodian platforms collateral. Under the contract terms, customers retain legal ownership of the collateral, and the Group is obligated to return the same type and quantity of crypto assets upon contract settlement, assuming no default.

Crypto assets received from customers is the Company’s obligation to return, such obligations are recorded under “collateral payables” at fair value. Changes in the fair value of this liability are recognized in net income. The Group offsets these fair value adjustments against corresponding changes in “collateral receivables” where applicable, given the back-to-back nature of customer contracts and hedging arrangements.

Digital assets

2.12Digital assets

The Group’s digital asset portfolio mainly comprises cryptocurrencies and since the Group actively trades cryptocurrencies, acquiring them with a view to their resale in the near future for the ordinary course of business. The Group applies the guidance in IAS 2 Inventories for commodity broker-traders and measures the digital assets at fair value less costs to sell. The Company considers there are no significant “costs to sell” digital assets and hence measurement of digital assets is based on their fair values with changes in fair values recognized in profit or loss in the period of the changes.

Digital assets held for customers or placed with counterparties

Digital assets are recognised as the Group’s assets when the Group has present rights to the digital assets and the right to an economic benefit and control others’ access to the benefit. If it is determined that the Group has the control over the digital asset, the Group recognises digital assets held for customers as its asset and recognises a corresponding liability due to its customer for the digital assets in its financial statements.

USD Coin (“USDC”)

USDC is a type of cryptocurrency that is backed by reserve assets in the traditional financial system, such as cash and cash equivalents, or securities. USDC is a stable coin redeemable on a one-to-one basis for United States dollars. Thus, it is accounted as a financial instrument amortized at cost recorded in consolidated financial position of the Group.

Derivative contracts

2.13Derivative contracts

The Group enters into arrangements that result in obtaining the right to receive or obligation to deliver a fixed amount of crypto assets in the future. These are hybrid instruments, consisting of a receivable or debt host contract that is initially measured at the fair value of the underlying crypto assets and is subsequently carried at amortized cost, and an embedded forward feature based on the changes in the fair value of the underlying crypto asset.

These derivative contracts mainly derive their value from underlying asset prices. Derivative contracts are recognized as assets in the statements of financial position at fair value, with the corresponding liabilities recognized in “liabilities due to customers”. To manage the risk exposure from fluctuations arising from fair value of crypto assets, the Group enters into similar contracts with both customers and a related company, such that the exposure to volatility in crypto assets can be mitigated.

Leases

2.14Leases

When the Group is the lessee

At the inception of the contract, the Group assesses if the contract contains a lease. A contract contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Reassessment is only required when the terms and conditions of the contract are changed.

Right-of-use assets

The Group recognises a right-of-use asset and lease liability at the date which the underlying asset is available for use. Right-of-use assets are measured at cost which comprises the initial measurement of lease liabilities adjusted for any lease payments made at or before the commencement date and lease incentives received. Any initial direct costs that would not have been incurred if the lease had not been obtained are added to the carrying amount of the right-of-use assets.

These right-of-use assets are subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term.

Right-of-use assets are presented within “property, plant and equipment”.

Lease liabilities

The initial measurement of a lease liability is measured at the present value of the lease payments discounted using the interest rate implicit in the lease, if the rate can be readily determined. If that rate cannot be readily determined, the Group shall use its incremental borrowing rate.

Lease payments include the following:

●	Fixed payments (including in-substance fixed payments), less any lease incentives receivable;
●	Variable lease payments that are based on an index or rate, initially measured using the index or rate as at the commencement date;
●	Amounts expected to be payable under residual value guarantees;
●	The exercise price of a purchase option if the Group is reasonably certain to exercise the option; and
●	Payment of penalties for terminating the lease, if the lease term reflects the Group exercising that option.

For a contract that contains both lease and non-lease components, the Group allocates the consideration to each lease component on the basis of the relative stand-alone prices of the lease and non-lease components. The Group has elected to not separate lease and non-lease components for property leases and account these as one single lease component.

Lease liabilities are measured at amortised cost using the effective interest method. Lease liabilities shall be remeasured when:

●	There is a change in future lease payments arising from changes in an index or rate;
●	There is a change in the Group’s assessment of whether it will exercise an extension option; or
●	There is a modification in the scope or the consideration of the lease that was not part of the original term.

Lease liabilities are remeasured with a corresponding adjustment to the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

Short-term and low-value leases

The Group has elected to not recognise right-of-use assets and lease liabilities for short-term leases that have lease terms of 12 months or less and leases of low-value leases, except for sublease arrangements. Lease payments relating to these leases are expensed to profit or loss on a straight-line basis over the lease term.

Income taxes

2.15Income taxes

Current income tax for current and prior periods is recognised at the amount expected to be paid to or recovered from the tax authorities, using the tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a tax authority will accept an uncertain tax treatment. The Group measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.

Deferred income tax is recognised for all temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements except when the deferred income tax arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and affects neither accounting nor taxable profit or loss at the time of the transaction.

A deferred income tax liability is recognised on temporary differences arising on investments in subsidiaries, except where the Group is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

A deferred income tax asset is recognised to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences and tax losses can be utilised.

Deferred income tax is measured:

(i)	at the tax rates that are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the balance sheet date; and
(ii)	based on the tax consequence that will follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amounts of its assets and liabilities.

Current and deferred income taxes are recognised as income or expense in profit or loss, except to the extent that the tax arises from a business combination or a transaction which is recognised directly in equity. Deferred tax arising from a business combination is adjusted against goodwill on acquisition.

The Group accounts for investment tax credits (for example, productivity and innovation credit) similar to accounting for other tax credits where a deferred tax asset is recognised for unused tax credits to the extent that it is probable that future taxable profit will be available against which the unused tax credits can be utilised.

Provisions

2.16Provisions

Provisions are recognised when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and the amount of the obligation can be estimated reliably.

The Group recognises the estimated costs of dismantlement, removal or restoration of items of property, plant and equipment arising from the acquisition or use of assets. This provision is estimated based on the best estimate of the expenditure required to settle the obligation, taking into consideration time value of money.

Employee benefits

2.17Employee benefits

Defined contribution plans

Defined contribution plans are post-employment benefit plans under which the Group pays fixed contributions into separate entities such as the Central Provident Fund in Singapore on a mandatory, contractual or voluntary basis. The Group has no further payment obligations once the contributions have been paid.

Short-term employee benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognised for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

Foreign currency translations and balances

2.18Foreign currency translations and balances

Functional and presentation currency

Items included in the financial statements of each entity in the Group are measured using the currency of the primary economic environment in which the entity operates (“functional currency”). The functional currency of the Company is United States Dollar and the financial statements are presented in United States Dollar (“USS”).

Transactions and balances

Transactions in a currency other than the functional currency (“foreign currency”) are translated into the functional currency using the exchange rates at the dates of the transactions. Currency exchange differences resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the closing rates at the balance sheet date are recognised in profit or loss. Monetary items include primarily financial assets (other than equity investments), contract assets and financial liabilities.

Non-monetary items measured at fair value in foreign currencies are translated using the exchange rates at the date when the fair values are determined.

Translation of Group entities’ financial statements

The results and financial position of all the Group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

(i)	assets and liabilities are translated at the closing exchange rates at the reporting date;
(ii)	income and expenses are translated at average exchange rates (unless the average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated using the exchange rates at the dates of the transactions); and
(iii)	all resulting currency translation differences are recognized in other comprehensive income and accumulated in the currency translation reserve. These currency translation differences are reclassified to profit or loss on disposal or partial disposal with loss of control of the foreign operation.

Goodwill and fair value adjustments arising on the acquisition of foreign operations are treated as assets and liabilities of the foreign operations and translated at the closing rates at the reporting date.

Cash and cash equivalents

2.19Cash and cash equivalents

Cash and bank balances in the consolidated statements of financial position comprise cash on hand, bank balances and pledged deposits which are readily convertible to known amounts of cash and subject to insignificant risk of changes in value.

For the purposes of consolidated statements of cash flows, cash and cash equivalents exclude any pledged deposits.

Share capital

2.20Share capital

Ordinary shares

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new ordinary shares are deducted against the share capital account.

Convertible preference shares

The Company’s convertible preference shares are classified as equity instruments when there is no contractual obligation to deliver cash or another financial asset, and do not require settlement in a variable number of the Company’s equity instruments.

Preference shares that are classified as equity are initially recognized at the fair value of the consideration received, net of any directly attributable transaction costs. Dividends are recognized as distributions within equity.

Earnings per share

2.21Earnings per share

The Group presents basic and diluted earnings per share data for its ordinary shares. Basic earnings per share is calculated by dividing the profit or loss attributable to owners of the Company by the weighted-average number of ordinary shares outstanding during the year, adjusted for own shares held, if any.

Diluted earnings per share is determined by adjusting the profit or loss attributable to the owner of the Company and the weighted-average number of ordinary shares outstanding, adjusted for own shares held, if any, for the effects of all dilutive potential ordinary shares.

Segment information

2.22Segment information

Operating segment is reported in a manner consistent with the internal reporting provided to the executive committee whose members are responsible for allocating resources and assessing performance of the operating segment.

Related party

2.23Related party

A related party is defined as follows:

(a)	A person or a close member of that person’s family is related to the Group if that person:
(i)	Has control or joint control over the Group;
(ii)	Has significant influence over the Group; or
(iii)	Is a member of the key management personnel of the Group or of a parent of the Company.
(b)	An entity is related to the Group if any of the following conditions apply:
(i)	The entity and the Group are members of the same group (which means that each parent, subsidiary and fellow subsidiary is related to the others).
(ii)	One entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member).
(iii)	Both entities are joint ventures of the same third party.
(iv)	One entity is a joint venture of a third entity and the other entity is an associate of the third entity.
(v)	The entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group. If the Group is itself such a plan, the sponsoring employers are also related to the Group.
(vi)	The entity is controlled or jointly controlled by a person identified in (a).
(vii)	A person identified in (a) (i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity).